GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating Income (Loss)	$ 2,671,033	$ 1,289,291
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation	$ 549,019	$ 1,706,636